Liquidity and pending mergers (Details Narrative)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity description	As a result of the Mergers, the Company may receive up to $352.7 million of additional cash on its balance sheet assuming no redemptions and $36.7 million in a maximum redemption scenario.